As filed with the Securities and Exchange Commission on November 30, 2009

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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549


                                   FORM N-Q


       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANY



                 Investment Company Act file number 811-08043


          -----------------------------------------------------------


                              THE BERKSHIRE FUNDS
              (Exact name of registrant as specified in charter)

                          475 Milan Drive, Suite #103
                            San Jose, CA 95134-2453
               (Address of principal executive offices)(Zip code)


          -----------------------------------------------------------


                              MALCOLM R. FOBES III
                              The Berkshire Funds
                          475 Milan Drive, Suite #103
                           San Jose, CA  95134-2453
                   (Name and address of agent for service)

                                  COPIES TO:

                          DONALD S. MENDELSOHN, ESQ.
                               Thompson Hine LLP
                               312 Walnut Street
                                  14th Floor
                            Cincinnati, Ohio 45202


                                1-408-526-0707
              Registrant's telephone number, including area code


          -----------------------------------------------------------


Date of fiscal year end: December 31, 2009

Date of reporting period: September 30, 2009

ITEM 1. SCHEDULE OF INVESTMENTS


                                      *
                       -------------------------------
               SCHEDULE OF INVESTMENTS - BERKSHIRE FOCUS FUND
                        September 30, 2009 (unaudited)

Shares                                                         Value

            COMMON STOCKS - 90.89%                       $ 16,266,383
            =========================================================
            (Cost $16,076,727)

            COMMUNICATIONS - 1.41%                            252,080
            ---------------------------------------------------------
  2,740     Eqinix, Inc.*                                     252,080

            COMMUNICATIONS EQUIPMENT - 8.57%                1,533,584
            ---------------------------------------------------------
 42,780     Palm, Inc.*                                       746,939
     25     QUALCOMM, Inc.                                      1,124
 11,615     Research In Motion Ltd.*                          785,521

            COMPUTER HARDWARE - 13.91%                      2,489,250
            ---------------------------------------------------------
 13,430     Apple, Inc.*                                    2,489,250

            INTERNET SOFTWARE & SERVICES - 32.87%           5,882,717
            ---------------------------------------------------------
     10     Amazon.com, Inc.*                                     934
  1,835     Baidu.com, Inc. - ADR*                            717,577
 29,410     eBay, Inc.*                                       694,076
  5,075     Google, Inc. (Class A)*                         2,516,439
  3,355     Priceline.com, Inc.*                              556,326
 12,465     Salesforce.com, Inc.*                             709,632
 38,615     Yahoo! Inc.*                                      687,733

            MEDICAL APPLIANCES & EQUIPMENT - 2.14%            382,885
            ---------------------------------------------------------
  1,460     Intuitive Surgical, Inc.*                         382,885

            NETWORKING & TELECOM EQUIPMENT - 0.00%                721
            ---------------------------------------------------------
     10     Brocade Communications Systems, Inc.*                  79
      5     Cisco Systems, Inc.*                                  118
     10     Juniper Networks, Inc.*                               270
     10     Starent Networks Corp.*                               254

            SEMICONDUCTORS - 20.22%                         3,617,859
            ---------------------------------------------------------
 29,170     Broadcom Corp. (Class A)*                         895,227
 29,990     Cypress Semiconductor Corp.*                      309,797
     10     Intel Corp.                                           196
 52,835     Marvell Technology Group Ltd.*                    855,399
 62,440     ON Semiconductor Corp.*                           515,130
 11,065     Silicon Laboratories, Inc.*                       512,973
 39,965     Skyworks Solutions, Inc*                          529,137

            SOFTWARE - 4.86%                                  870,622
            ---------------------------------------------------------
 33,850     Microsoft Corp.*                                  870,622

            STORAGE DEVICES - 6.91%                         1,236,665
            ---------------------------------------------------------
 29,595     EMC Corp.*                                        504,299
 27,450     NetApp, Inc*                                      732,366

            EXCHANGE TRADED FUNDS - 9.02%                   1,614,992
            =========================================================
            (Cost $1,526,359)
     10     PowerShares QQQ                                       422
     10     ProShares Ultra QQQ                                   510
 63,000     Semiconductor HOLDRs Trust                      1,614,060


            TOTAL INVESTMENT SECURITIES - 99.91%           17,881,375
            =========================================================
            (Cost $17,603,086)

            OTHER ASSETS IN EXCESS OF LIABILITIES - 0.09%      15,252
            ---------------------------------------------------------

            NET ASSETS - 100.00%                         $ 17,896,627
            =========================================================
            Equivalent to $7.94 per share


    *Non-income producing
    ADR  American Depositary Receipt


The cost basis of investments for federal income tax purposes at September 30, 2009 was as follows*:

Cost of investments                  $ 17,603,086
                                       ==========
Gross unrealized appreciation           1,267,025
Gross unrealized depreciation            (988,736)
                                       ----------
Net unrealized appreciation          $    278,289


*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.


The Funds adopted FASB ASC 820, Fair Value Measurements and Disclosure (ASC 820) (formerly known as FASB 157) effective April 1, 2008. In accordance with ASC 820, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best infor-mation available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.

Various inputs are used in determining the vale of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund's own assump-tions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's assets as of September 30, 2009:

                                       Level 1    Level 2   Level 3      Total
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Equity
   Internet Software & Services     $ 5,882,717      -        -    $ 5,882,717
   Semiconductors                     3,617,859      -        -      3,617,859
   Computer Hardware                  2,489,250      -        -      2,489,250
   Communications Equipment           1,533,584      -        -      1,533,584
   Storage Devices                    1,236,665      -        -      1,236,665
   Software                             870,622      -        -        870,622
   Medical Appliances & Equipment       382,885      -        -        382,885
   Communications                       252,080      -        -        252,080
   Networking & Telecom Equipment           721      -        -            721
                                    ------------------------------------------
Total Equity                         16,266,383      -        -     16,266,383

Exchange Traded Funds                 1,614,992      -        -      1,614,992

Other Financial Instruments*        $         -      -        -    $         -
                                    ------------------------------------------
Total Investments                    17,881,375      -        -     17,881,375
                                    ==========================================

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

ITEM 2. CONTROLS AND PROCEDURES

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act)(17 CFR 270.30a-3(b)) that occurred during the Registrant's last fiscal quarter that have mat-erially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

Filed herewith.

SIGNATURES

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Berkshire Funds

By: /s/ Malcolm R. Fobes III
        --------------------
        Malcolm R. Fobes III
        President and Treasurer

Date: November 30, 2009


   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the fol-lowing person on behalf of the registrant and in the capacities and on the date indicated.

By: /s/ Malcolm R. Fobes III
        --------------------
        Malcolm R. Fobes III
        President and Treasurer

Date: November 30, 2009